Victory Funds

Victory RS Large Cap Alpha VIP Series (the “Fund”)

Supplement dated August 23, 2019

to the Prospectus dated May 1, 2019 (“Prospectus”)

Effective August 30, 2019, Daniel Lang will resign as Chief Investment Officer of the RS Value team and will no longer be a portfolio manager of the Fund. All references to Mr. Lang in the Prospectus are to be deleted as of that date. Upon Mr. Lang’s departure, Robert J. Harris will assume the role of Chief Investment Officer of the RS Value team.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated August 23, 2019

to the Statement of Additional Information

dated May 1, 2019 (“SAI”), as supplemented

Effective August 30, 2019, Daniel Lang will resign as Chief Investment Officer of the RS Value team and  will no longer be a portfolio manager of the Victory RS Large Cap Alpha VIP Series. All references to Mr. Lang in the SAI are to be deleted as of that date. Upon Mr. Lang’s departure, Robert J. Harris will assume the role of Chief Investment Officer of the RS Value team.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.